PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund Shareholder Fees	Jun. 30, 2026 USD ($)
PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund | PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other